Organization and Nature of Operations	12 Months Ended
Dec. 31, 2014
Nature of Operations and Organization

1. Organization and Nature of Operations

Organization — SQN AIF IV, L.P. (the “Partnership”) was formed on August 10, 2012, as a Delaware limited partnership and is engaged in a single business segment, the ownership and investment in leased equipment and related financings which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. The Partnership will terminate no later than December 31, 2036.

Nature of Operations — The principal investment strategy of the Partnership is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life and project financings. The Partnership executes its investment strategy by making investments in equipment already subject to lease or originating equipment leases in such equipment, which will include: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset and project financings; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Partnership may also purchase equipment and sell it directly to its leasing customers. The Partnership may use other investment structures that its Investment Manager believes will provide the Partnership with an appropriate level of security, collateralization, and flexibility to optimize its return on its investment while protecting against downside risk. In many cases, the structure will include the Partnership holding title to or a priority or controlling position in the equipment or other asset.

The General Partner of the Partnership is SQN AIF IV GP, LLC (the “General Partner”), a wholly-owned subsidiary of the Partnership’s Investment Manager, SQN Capital Management, LLC (the “Investment Manager”). Both the Partnership’s General Partner and its Investment Manager are Delaware limited liability companies. The General Partner manages and controls the day to day activities and operations of the Partnership, pursuant to the terms of the Limited Partnership Agreement. The General Partner paid an aggregate capital contribution of $100 for a 1% interest in the Partnership’s income, losses and distributions. The Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership.

On December 6, 2013, the Partnership formed a special purpose entity SQN Echo LLC (“Echo”), a limited liability company registered in the state of Delaware which is 80% owned by the Partnership and 20% by SQN Alternate Investment Fund III, L.P. (“Fund III”), an entity also sponsored by the Partnership’s Investment Manager. The Partnership originally contributed $2,200,000 to purchase the 80% share of Echo. Fund III contributed $550,000 to purchase a 20% share of Echo which is presented as non-controlling interest on the consolidated financial statements. On December 20, 2013, Echo entered into an agreement with a third party for the purchase of two portfolios of leases for $17,800,000. The first portfolio consists of various types of equipment including material handling, semiconductor test and manufacturing equipment, computer, medical, and telecommunications equipment. The second portfolio consists of lease financings, which have been accounted for as loans receivable in the consolidated financial statements. Echo paid approximately $9,300,000 in cash and assumed approximately $8,500,000 in non-recourse equipment notes payable. In February 2014, the Partnership funded an additional $480,000 into Echo (at the same time, an additional $120,000 was funded by Fund III) to decrease the principal of the debt originally obtained to finance the acquisition and reduce the interest rate.

On March 26, 2014, the Partnership formed a special purpose entity SQN Echo II, LLC (“Echo II”), a limited liability company registered in the state of Delaware which is 80% owned by the Partnership and 20% by Fund III. The Partnership originally contributed $800,000 to purchase the 80% share of Echo II. Fund III contributed $200,000 to purchase a 20% share of Echo II which is presented as non-controlling interest on the consolidated financial statements. On March 28, 2014, Echo II entered into an agreement with a third party for the purchase of two portfolios of leases for approximately $21,863,000. The first portfolio consists of (i) various types of equipment including material handling, semiconductor test and manufacturing equipment, computer, medical, and telecommunications equipment and (ii) direct finance leases in medical equipment. The second portfolio consists of lease financings, which have been accounted for as loans receivable in the consolidated financial statements. Echo II paid approximately $10,416,000 in cash and assumed approximately $11,447,000 in non-recourse equipment notes payable. In June 2014, the Partnership funded an additional $600,000 into Echo II (at the same time, an additional $150,000 was funded by Fund III) to decrease the principal of the debt originally obtained to finance the acquisition and reduce the interest rate.

The Partnership’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the General Partner until the Limited Partners have received total distributions equal to their capital contributions plus an 8% per year, compounded annually, cumulative return on their capital contributions. After such time, all income, losses and distributable cash will be allocated 80% to the Limited Partners and 20% to the General Partner. The Partnership is currently in the Offering and Operating Period. The Offering Period expires the earlier of raising $200,000,000 in limited partner contributions (200,000 units at $1,000 per unit) or April 2, 2016, which is three years from the date the Partnership was declared effective by the Securities and Exchange Commission (“SEC”). During the Operating Period the Partnership will invest most of the net proceeds from its offering in business-essential, revenue-producing (or cost-saving) equipment, other physical assets with substantial economic lives and, in many cases, associated revenue streams and project financings. The Operating Period began on the date of the Partnership’s initial closing, which occurred on May 29, 2013 and will last for three years unless extended at the sole discretion of the General Partner. The Liquidation Period, which tentatively begins three years after the start of the Operating Period, is the period in which the Partnership will sell its assets in the ordinary course of business and will last two years, unless it is extended, at the sole discretion of the General Partner.

SQN Securities, LLC (“Securities”), is a Delaware limited liability company and a majority-owned subsidiary of the Investment Manager. Securities, in its capacity as the Partnership’s selling agent, receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Partnership receives from the sale of its Units to the General Partner or its affiliates). While Securities is currently acting as the Partnership’s exclusive selling agent, the Partnership may engage additional selling agents in the future. In addition, the Partnership will pay a 7% sales commission to broker-dealers unaffiliated with the General Partner who will be selling the Partnership’s Units, on a best efforts basis. When the 7% sales commission is not required to be paid, the Partnership applies the proceeds that would otherwise be payable as sales commission toward the purchase of additional fractional Units at $1,000 per Unit.

During the Operating Period, the Partnership plans to make quarterly distributions of cash to the Limited Partners, if, in the opinion of the Partnership’s Investment Manager, such distributions are in the Partnership’s best interests. Therefore, the amount and rate of cash distributions could vary and are not guaranteed. The targeted distribution rate is 6.5% annually, paid quarterly as 1.625%, of each Limited Partners’ capital contribution (pro-rated to the date of admission for each Limited Partner). On October 1, 2013, the Partnership made its first quarterly distribution to its Limited Partners totaling approximately $53,700. On July 1, 2014, the Partnership paid a quarterly distribution to its Limited Partners at a rate of 7.00% per annum. This distribution rate reflects an increase of 0.5% per annum above the targeted distribution rate of 6.5% per annum. On October 1, 2014, the Partnership paid a quarterly distribution to its Limited Partners at a rate of 7.1% per annum. This distribution rate reflects an increase of 0.6% per annum above the targeted distribution rate of 6.5% per annum. During the year ended December 31, 2014, the Partnership made distributions to its Limited Partners totaling approximately $1,246,846. As of December 31, 2014, the Partnership has accrued $13,005 for distributions payable to General Partner.

From May 29, 2013 through December 31, 2014, the Partnership has admitted 463 Limited Partners with total capital contributions of $26,443,006 resulting in the sale of 26,443.01 Units. The Partnership received cash contributions of $25,179,502 and applied $1,263,504 which would have otherwise been paid as sales commission to the purchase of 1,263.50 additional Units.

SQN AIF IV, GP LLC [Member]
Nature of Operations and Organization

1.  Nature of Operations and Organization

SQN AIF IV GP, LLC (the “LLC”) is a wholly-owned subsidiary of SQN Capital Management, LLC (“Investment Manager”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN AIF IV, L.P. (the “Fund”), which is a publicly registered equipment leasing and finance fund in the United States of America. The LLC consolidates the financial statements of the Fund. All intercompany transactions and balances are eliminated in consolidation.

The LLC was formed during August 2012, as a Delaware limited liability company, and has a fiscal year ending December 31. The LLC manages and controls the day to day business affairs of the Fund, including, but not limited to, the investments that the Fund makes pursuant to the terms of the Fund’s limited partnership agreement. The Fund is engaged in a single business segment, the ownership and investment in leased equipment and related financings, which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. The Fund will terminate no later than December 31, 2036.

On December 6, 2013, the Fund formed a special purpose entity SQN Echo LLC (“Echo”), a limited liability company registered in the state of Delaware which is 80% owned by the Fund and 20% by SQN Alternate Investment Fund III, L.P. (“Fund III”), an entity also sponsored by the Fund’s Investment Manager. The Fund originally contributed $2,200,000 to purchase the 80% share of Echo. Fund III contributed $550,000 to purchase a 20% share of Echo, which is presented as non-controlling interest on the consolidated financial statements. On December 20, 2013, Echo entered into an agreement with a third party for the purchase of two portfolios of leases for $17,800,000. The first portfolio consists of various types of equipment including material handling, semiconductor test and manufacturing equipment, computer, medical, and telecommunications equipment. The second portfolio consists of lease financings, which have been accounted for as loans receivable in the consolidated financial statements. Echo paid approximately $9,300,000 in cash and assumed approximately $8,500,000 in non-recourse equipment notes payable. In February 2014, the Fund funded an additional $480,000 into Echo (at the same time, an additional $120,000 was funded by Fund III) to decrease the principal of the debt originally obtained to finance the acquisition and reduce the interest rate.

On March 26, 2014, the Fund formed a special purpose entity SQN Echo II, LLC (“Echo II”), a limited liability company registered in the state of Delaware which is 80% owned by the Fund and 20% by Fund III. The Fund originally contributed $800,000 to purchase the 80% share of Echo II. Fund III contributed $200,000 to purchase a 20% share of Echo II which is presented as non-controlling interest on the consolidated financial statements. On March 28, 2014, Echo II entered into an agreement with a third party for the purchase of two portfolios of leases for approximately $21,863,000. The first portfolio consists of (i) various types of equipment including material handling, semiconductor test and manufacturing equipment, computer, medical, and telecommunications equipment and (ii) direct finance leases in medical equipment. The second portfolio consists of lease financings, which have been accounted for as loans receivable in the consolidated financial statements. Echo II paid approximately $10,416,000 in cash and assumed approximately $11,447,000 in non-recourse equipment notes payable. In June 2014, the Fund funded an additional $600,000 into Echo II (at the same time, an additional $150,000 was funded by Fund III) to decrease the principal of the debt originally obtained to finance the acquisition and reduce the interest rate.

The principal investment strategy of the Fund is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life and project financings. The Fund expects to achieve its investment strategy by making investments in equipment already subject to lease or originating equipment leases in such equipment, which will include: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset and project financings; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Fund may also purchase equipment and sell it directly to its leasing customers. The Fund may use other investment structures that the Investment Manager believes will provide the Fund with an appropriate level of security, collateralization, and flexibility to optimize its return on its investment while protecting against downside risk. In many cases, the structure will include the Fund holding title to or a priority or controlling position in the equipment or other asset.

The LLC paid an aggregate capital contribution of $100 for a 1% interest of the Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC has a promotional interest in the Fund equal to 20% of all distributed distributable cash after the Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

The Fund is currently in the Offering and Operating Period. The Offering Period expires the earlier of raising $200,000,000 in limited partner contributions (200,000 units at $1,000 per unit) or April 2, 2016, which is three years from the date the Partnership was declared effective by the Securities and Exchange Commission (“SEC”). During the Operating Period the Fund will invest most of the net proceeds from its offering in business-essential, revenue-producing (or cost-saving) equipment, other physical assets with substantial economic lives and, in many cases, associated revenue streams and project financings. The Operating Period began on the date of the Partnership’s initial closing, which occurred on May 29, 2013 and will last for three years unless extended at the sole discretion of the General Partner. The Liquidation Period, which tentatively begins three years after the start of the Operating Period, is the period in which the Fund will sell its assets in the ordinary course of business and will last two years, unless it is extended, at the sole discretion of the General Partner.

SQN Securities, LLC (“Securities”), is a Delaware limited liability company and a majority-owned subsidiary of the Investment Manager. Securities, in its capacity as the Fund’s selling agent, receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Partnership receives from the sale of its Units to the General Partner or its affiliates). While Securities is currently acting as the Fund’s exclusive selling agent, the Fund may engage additional selling agents in the future. In addition, the Fund will pay a 7% sales commission to broker-dealers unaffiliated with the General Partner who will be selling the Fund’s Units, on a best efforts basis. When the 7% sales commission is not required to be paid, the Fund applies the proceeds that would otherwise be payable as sales commission toward the purchase of additional fractional Units at $1,000 per Unit.

During the Operating Period, the Fund plans to make quarterly distributions of cash to the Limited Partners, if, in the opinion of the Fund’s Investment Manager, such distributions are in the Fund’s best interests. Therefore, the amount and rate of cash distributions could vary and are not guaranteed. The targeted distribution rate is 6.5% annually, paid quarterly as 1.625%, of each Limited Partners’ capital contribution (pro-rated to the date of admission for each Limited Partner). On October 1, 2013, the Fund made its first quarterly distribution to its Limited Partners totaling approximately $53,700. On July 1, 2014, the Fund paid a quarterly distribution to its Limited Partners at a rate of 7.00% per annum. This distribution rate reflects an increase of 0.5% per annum above the targeted distribution rate of 6.5% per annum. On October 1, 2014, the Fund paid a quarterly distribution to its Limited Partners at a rate of 7.1% per annum. This distribution rate reflects an increase of 0.6% per annum above the targeted distribution rate of 6.5% per annum. During the year ended December 31, 2014, the Fund made distributions to its Limited Partners totaling approximately $1,246,846. As of December 31, 2014, the Fund has accrued $13,005 for distributions payable to the LLC which is eliminated in the accompanying consolidated financial statements.

From May 29, 2013 through December 31, 2014, the Fund has admitted 463 Limited Partners with total capital contributions of $26,443,006 resulting in the sale of 26,443.01 Units. The Fund received cash contributions of $25,179,502 and applied $1,263,504 which would have otherwise been paid as sales commission to the purchase of 1,263.50 additional Units.